SCHEDULE OF CONTRACTUAL MATURITY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Accounts payable	$ 3,285,495	$ 4,406,850
Due to related parties	4,002,880	2,148,148
Loans payable	10,263,804	2,722,111
Short term debt	40,000	122,415
Total	17,592,179	9,399,524
Total contractual undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Accounts payable	3,285,495	4,406,850
Due to related parties	4,002,880	2,148,148
Loans payable	10,263,804	2,722,111
Short term debt	40,000	122,415
Total	17,592,179	9,399,524
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	3,285,495	4,406,850
Due to related parties	4,001,091	2,148,148
Loans payable	229,815	2,467,656
Short term debt	40,000	122,415
Total	7,556,401	9,145,069
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Due to related parties	1,789
Loans payable	10,033,989	254,455
Short term debt
Total	$ 10,035,778	$ 254,455